Employee benefits (Details 6) - Fair value of plan assets [Member]	Dec. 31, 2017	Dec. 31, 2016
Equity securities [Member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	22.04%	24.82%
Debt securities [Member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	33.73%	15.95%
Domestic Corporate bonds [Member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	35.30%	28.31%
Foreign government/corporate bonds [Member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	6.61%	18.54%
Other [Member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	2.30%	12.37%